Income Tax (Details) - Schedule of (Loss) Income before Income Tax Expense - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of (Loss) Income before Income Tax Expense [Line Items]
(Loss) income before income tax expense	$ (6,255)	$ 1,336
Hong Kong [Member]
Schedule of (Loss) Income before Income Tax Expense [Line Items]
(Loss) income before income tax expense	(681)	1,389
Cayman Islands [Member]
Schedule of (Loss) Income before Income Tax Expense [Line Items]
(Loss) income before income tax expense	$ (5,574)	$ (53)